BORROWINGS (Short-Term Borrowings) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Short-term Debt [Line Items]
Short-term bank borrowings	$ 34,135,224	$ 43,807,350
Interest rate on short-term bank borrowings	5.00%	5.10%	5.00%
Daqo Group and its related parties [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	$ 29,076,000	$ 43,807,350
Certificate of deposit [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	$ 5,059,224	$ 0